INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Allowance for doubtful accounts	$ 3,375	$ 2,003
Accrued payroll	870	1,046
Employee education fee excess		24
Valuation allowance	(2,660)	(297)
Deferred tax assets - current	1,585	2,776
Depreciation of property and equipment	517	622
Amortization of intangible assets and concession fees	4,870	5,476
Net operating loss carry forwards	17,825	13,231
Valuation allowance	(9,280)	(7,575)
Deferred tax assets - non-current	13,932	11,754
Total deferred tax assets	15,517	14,530
Acquired intangible assets	202	361
Total deferred tax liabilities	$ 202	$ 361